Note 5 - Accounts and Grants Receivable (Tables)	6 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Schedule of accounts and grants receivable [text block]
	June 30, 2021	December 31, 2020
Trade receivable	$1,078,781	$973,852
Grants receivable	110,000	-
	$1,188,781	$973,852